Commitments and Contingencies (Details) $ in Millions			1 Months Ended						3 Months Ended	12 Months Ended
	Dec. 22, 2014 qui_tam_complaint	Nov. 02, 2009	Sep. 30, 2015 pharmacy	Aug. 31, 2015 USD ($)	Jul. 31, 2015	May. 31, 2015 USD ($)	Feb. 28, 2006 director class_action_complaint officer	Oct. 31, 2003 USD ($) pharmacy class_action_complaint competitor defendant	Sep. 30, 2015 class_action_complaint	Dec. 31, 2015 state lease
Loss contingencies
Number of store leases guaranteed | lease										72
Number of pharmacies filing putative action | pharmacy								2
New claims filed, number | class_action_complaint								3	2
Number of Caremark entities named as defendants | defendant								2
Number of competitors against whom putative actions are filed | competitor								2
Number of states participating in multi-state investigation | state										28
Prescription drug plan, supply duration					90 days
Omnicare, Inc.
Loss contingencies
New claims filed, number	2						2
Number of officers named in lawsuit | officer							3
Number of directors named in lawsuit | director							2
Corporate integrity agreement term		5 years
Number of pharmacies indicated in subpoena | pharmacy			8
North Jackson Pharmacy, Inc. and C&C, Inc. d/b/a Big C Discount Drugs, Inc. vs Caremark Case
Loss contingencies
New claims filed, number | class_action_complaint								1
Number of Caremark entities named as defendants | defendant								3
Principle Medoff Securities Class Action Lawsuit
Loss contingencies
Litigation settlement, amount				$ 48
U.S. Attorney’s Office for the Middle District of Florida
Loss contingencies
Payments for legal settlements						$ 22
Lauriello Lawsuit
Loss contingencies
Lauriello lawsuit, amount sought in compensatory damages								$ 3,200